Performance Management	Dec. 12, 2025
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Effective December 31, 2025, for the JNL/Dreyfus Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.

JNL/FRANKLIN TEMPLETON INCOME FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Effective December 31, 2025, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Franklin Templeton Income Fund, please add the following after the second paragraph:

Effective December 31, 2025, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Value Index, 50% ICE BofA U.S. High Yield Index with the 50% Morningstar Dividend Composite Index, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index as the Fund’s secondary benchmark.

Performance Table Market Index Changed	Effective December 31, 2025, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Value Index, 50% ICE BofA U.S. High Yield Index with the 50% Morningstar Dividend Composite Index, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index as the Fund’s secondary benchmark.